                              Janus Adviser Series
                        Supplement dated March 23, 2007
                      to Currently Effective Prospectuses

The following information replaces in its entirety the fifth bullet point under OTHER TYPES OF INVESTMENTS in the "GENERAL PORTFOLIO POLICIES" section of the
Prospectuses:

    - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets, with the exception of Long/Short Fund, may be invested in naked short sales), with the exception of the Risk-Managed Funds, which do not intend to invest in short sales

                              Janus Adviser Series
                        Supplement dated March 23, 2007
          to Currently Effective Statements of Additional Information

The following replaces the last sentence of the last paragraph in the "SHORT SALES" section of the Statements of Additional Information:

    With the exception of Long/Short Fund, the total market value of all of a Fund's naked short sale positions will not exceed 10% of its net assets.

In addition, Andrew J. Iseman has assumed responsibility as President and Chief Executive Officer of Janus Adviser Series. The following supplements the information in the "TRUSTEES AND OFFICERS" section of the Statements of Additional Information:

---------------------------------------------------------------------------------------
                                       OFFICERS
---------------------------------------------------------------------------------------
                                        TERM OF
 NAME, AGE AS OF                        OFFICE* AND
 DECEMBER 31, 2006,   POSITIONS HELD    LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS          WITH FUNDS        TIME SERVED    PAST FIVE YEARS
---------------------------------------------------------------------------------------
 Andrew J. Iseman     President and     3/07-Present   Chief Operating Officer and
 151 Detroit Street   Chief                            Senior Vice President of Janus
 Denver, CO 80206     Executive                        Capital; and President of Janus
 Age 42               Officer                          Services LLC. Formerly, Senior
                                                       Vice President (2005-2007) of
                                                       Enhanced Investment
                                                       Technologies, LLC; Vice
                                                       President of Janus Capital
                                                       (2003-2005) and Janus Services
                                                       LLC (2003-2004); and Chief
                                                       Operating Officer (2000-2002)
                                                       and Vice President (1999-2002)
                                                       of Berger Financial Group LLC.
---------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

                              Janus Adviser Series
                        Janus Adviser Money Market Fund
                    Janus Institutional Cash Management Fund
                Janus Institutional Government Money Market Fund
                     Janus Institutional Money Market Fund

                        Supplement dated March 23, 2007
          to Currently Effective Statements of Additional Information

Andrew J. Iseman has assumed responsibility as President and Chief Executive Officer of Janus Adviser Series. The following supplements the information in the "TRUSTEES AND OFFICERS" section of the Statements of Additional Information:

----------------------------------------------------------------------------------------
                                        OFFICERS
----------------------------------------------------------------------------------------
                                         TERM OF
 NAME, AGE AS OF                         OFFICE* AND
 DECEMBER 31, 2006,   POSITIONS HELD     LENGTH OF     PRINCIPAL OCCUPATIONS DURING THE
 AND ADDRESS          WITH FUND          TIME SERVED   PAST FIVE YEARS
----------------------------------------------------------------------------------------
 Andrew J. Iseman     President and      3/07-Present  Chief Operating Officer and
 151 Detroit Street   Chief Executive                  Senior Vice President of Janus
 Denver, CO 80206     Officer                          Capital; and President of Janus
 Age 42                                                Services LLC. Formerly, Senior
                                                       Vice President (2005-2007) of
                                                       Enhanced Investment Technologies,
                                                       LLC; Vice President of Janus
                                                       Capital (2003-2005) and Janus
                                                       Services LLC (2003-2004); and
                                                       Chief Operating Officer
                                                       (2000-2002) and Vice President
                                                       (1999-2002) of Berger Financial
                                                       Group LLC.
----------------------------------------------------------------------------------------

* Officers are elected annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.